Related Party Balances And Transactions (Tables)	12 Months Ended
Dec. 31, 2019
Related Party Transactions [Abstract]
Summary of Transactions with Related Parties
Details of related party transactions for the years ended December 31, 2017, 2018 and 2019 are as follows:

	For the years ended December 31,
	2017	2018	2019
	RMB	RMB	RMB	US$
Revenue
Shanghai Chejia	20,913,903	14,928,349	—	—
Jincheng Bank	526,426,758	—	—	—

	547,340,661	14,928,349	—	—

Interest income
Mr. Jiayuan Lin	3,189,865	784,805	—	—
Shanghai Wangjin Investment Management Co., Ltd	1,896,868	430,260	—	—
Shanghai Chejia	—	2,199,730	—	—

	5,086,733	3,414,795	—	—